Events after the Reporting Period	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Events after the Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD

NOTE 12:- EVENTS AFTER THE REPORTING PERIOD

a.	On August 1, 2023, the Company issued a consultant 807 ordinary shares in respect of services rendered.
b.

On August 14, 2023, the Company closed an underwritten public offering (the “Public Offering”) of 212,500 ordinary shares, at a purchase price of $5.20 per ordinary share and pre-funded warrants to purchase up to 37,500 ordinary shares at a purchase price of $5.174 per pre-funded warrant, for aggregate gross proceeds of approximately $1.3 million, pursuant to an underwriting agreement between the Company and Aegis Capital Corp (“Aegis”), the underwriter in the Public Offering, dated August 10, 2023. Pursuant to the terms of the underwriting agreement, the Company also granted the underwriter a 45-day option to purchase up to an additional 37,500 ordinary shares solely to cover over-allotments, if any, at the share price of the Public Offering less underwriting discounts and commissions.

The pre-funded warrants were exercisable immediately upon issuance and have an exercise price of $0.026 per share. Following the offering and as of the Approval Date, the Company issued 25,000 ordinary shares in respect of the exercise of 25,000 pre-funded warrants.

c.

On August 18, 2023, the Company convened a general meeting of its shareholders, whereby the shareholders approved, inter alia, a reverse split of the Company’s share capital up to a ratio of 30:1. Following the implementation of the Reverse Split, the Company’s authorized share capital will not be adjusted under the Company’s Articles, which as of the date hereof consists of 75,000,000 Ordinary Shares, no par value.

On September 14, 2023, the Company’s Board resolved that the final ratio for the Reverse Split will be 26:1, which became effective on September 28, 2023.

d.

On October 11, 2023, the Company entered into a private placement transaction (the “Private Placement”), pursuant to a Securities Purchase Agreement (the “Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with an institutional investor (the “Purchaser”) for aggregate gross proceeds of approximately $5 million (representing a 30% original issue discount to the aggregate purchase price of approximately $7.18 million), before deducting fees to the placement agent and other expenses payable by the Company in connection with the Private Placement. The Company intends to use the net proceeds from the Private Placement for general corporate purposes, including working capital. Aegis, acted as the exclusive placement agent for the Private Placement.

As part of the Private Placement, the Company issued units (the “Units”), at a purchase price of $3.72 per Unit, consisting of 1,930,108 pre-funded ordinary share purchase warrants (the “Pre-Funded Warrant”) to purchase up to 1,930,108 ordinary shares of the Company, no par value per share (the “Ordinary Shares”), and an additional accompanying Pre-Funded Warrant to purchase up to 1,930,108 Ordinary Shares. The Pre-Funded Warrants are immediately exercisable upon issuance and have a term of five years from issuance at an exercise price of $0.001 per Ordinary Share.

NOTE 25:-	EVENTS AFTER THE REPORTING DATE

On February 23, 2023, the Company signed an agreement with Jeffs’ Brands Holdings (“NewCo”) Inc. a recently newly-formed wholly owned subsidiary of Jeffs’ Brands and Jeffs’ Brands, pursuant to which, at the closing and upon the terms and conditions set forth in the Agreement, NewCo Inc. will acquire from the Company a number of shares of stock equal to approximately a 49% interest in the Company’s wholly owned subsidiary, SciSparc Nutraceuticals Inc., which owns WellutionTM , for $2,500 in cash, and additional deferred cash payments of approximately $489,330 accounting for price adjustments related to inventory and working capital, which will be paid in five equal monthly installments beginning in May 2023 (the “Price Adjusment”). As collateral for the payment in full of the Price Adjustment, SciSparc will hold back such number of shares of common stock of SciSparc Nutraceuticals, equal to the outstanding due amount of the Price Adjustment (the “Holdback Shares”). Following the closing of the transaction on March 22, 2023, which included an equity conversion of financing amounts previously provided to SciSparc Nutraceuticals Inc. by the Company for working capital, and the release of the Holdback Shares upon the payment in full of the Price Adjustment the Company will hold approximately 51% of SciSparc Nutraceuticals Inc.

Pursuant to the agreement, at the closing of the transaction, Jeffs’ Brands and SciSparc Nutraceuticals Inc. entered into a consulting agreement, pursuant to which Jeffs’ Brands will provide management services to SciSparc Nutraceuticals Inc. for the WellutionTM brand for a monthly fee of $20 and Jeffs’ Brands will receive a one-time signing bonus in the amount of $51. The consulting agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice.

In addition, in connection with the closing of the transaction, the Company and Jeffs’ Brands, engaged in a mutual share exchange in the amount of $288,238 of ordinary shares from each of us and Jeffs’ Brands. The number of shares in the share exchange was calculated based on the average closing price of the relevant company’s shares for 30 consecutive trading days ending on the third trading day immediately prior to the closing. Accordingly, the Company acquired 247,415 ordinary shares of Jeffs’ Brands and Jeffs’ Brands acquired 360,297 ordinary shares of us having an aggregate value of $288,238, which was adjusted from $300,000 according to the 4.99% ownership limit included in the definitive agreements.